Stockholders’ Equity (Deficit) (Details) - Schedule of outstanding stock warrants	9 Months Ended
Jul. 31, 2022 $ / shares shares
Schedule Of Outstanding Stock Warrants Abstract
Number of Stock Warrants, Beginning Balance | shares	15,745,066
Weighted Average Exercise Price, Beginning Balance | $ / shares	$ 0.17
Weighted Average Remaining Contractual Life (Years), Beginning Balance	7 years 4 months 24 days
Number of Stock Warrants Warrants issued for services | shares	100,000
Weighted Average Exercise Price Warrants issued for services | $ / shares	$ 1.5
Weighted Average Remaining Contractual Life (Years) Warrants issued for services	4 years 1 month 6 days
Number of Stock Warrants Issued pursuant to employment agreements | shares	500,000
Weighted Average Exercise Price Issued pursuant to employment agreements | $ / shares	$ 0.001
Weighted Average Remaining Contractual Life (Years) Issued pursuant to employment agreements	4 years 10 months 24 days
Number of Stock Warrants, Warrants issued in connection with convertible debt | shares	1,405,090
Weighted Average Exercise Price, Warrants issued in connection with convertible debt | $ / shares	$ 0.575
Weighted Average Remaining Contractual Life (Years), Warrants issued in connection with convertible debt	3 years
Number of Stock Warrants, Warrants exercised | shares	(1,596,595)
Weighted Average Exercise Price, Warrants exercised | $ / shares	$ 1.35
Number of Stock Warrants, Ending Balance | shares	16,153,561
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 0.09
Weighted Average Remaining Contractual Life (Years), Ending Balance	6 years 4 months 24 days
Number of Stock Warrants, Stock warrants exercisable | shares	16,153,561
Weighted Average Exercise Price, Stock warrants exercisable | $ / shares	$ 0.09
Weighted Average Remaining Contractual Life (Years), Stock warrants exercisable	6 years 4 months 24 days